Gains and losses on disposal and main changes in scope of consolidation - Ongoing transaction (Details) - Business and Decision [member] € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Ongoing transaction, percentage of voting equity interests to be acquired (as a percent)	100.00%
Ongoing transaction, share capital	€ 63